Commitments and Contingencies (Details) - USD ($)			1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 22, 2023	Apr. 19, 2023	Apr. 27, 2022	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 07, 2024
Commitments and Contingencies [Line Items]
Gross proceeds (in Dollars)							$ 115,000,000
Aggregate shares of Common Stock	3,358,759	7,414,905
Aggregate fair value (in Dollars)						2,000,000
Price per share (in Dollars per share)		$ 10.29			$ 0.1			$ 10
Consideration percentage					1.00%
Non Redeemable Shares [Member]
Commitments and Contingencies [Line Items]
Aggregate shares of Common Stock				299,340	299,340
Aggregate fair value (in Dollars)				$ 446,735	$ 446,735
Price per share (in Dollars per share)				$ 1.49	$ 1.49
Non Redeemable Shares [Member] | Sponsor [Member]
Commitments and Contingencies [Line Items]
Aggregate shares of Common Stock				299,340	299,340
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Additional units			1,500,000	1,500,000	1,500,000
Gross proceeds (in Dollars)				$ 4,025,000	$ 4,025,000
Aggregate fair value (in Dollars)						$ 2,300,000
IPO [Member]
Commitments and Contingencies [Line Items]
Underwriting discount percentage				2.00%	2.00%
Gross proceeds (in Dollars)				$ 2,300,000	$ 2,300,000
Deferred fee				3.50%	3.50%